Commitments And Contingencies - Schedule of Loss Contingencies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Qualified Settlement Funds
Cash contributions to Qualified Settlement Funds	$ 668,306	$ 831,131	$ 743,132
Mesh Liability Accrual
Ending balance	1,298,200
Vaginal Mesh Cases
Qualified Settlement Funds
Beginning balance	275,987
Cash contributions to Qualified Settlement Funds	668,306
Cash distributions to settle disputes from Qualified Settlement Funds	(632,176)
Other	1,697
Ending balance	313,814	275,987
Vaginal Mesh Cases | Mesh Product Liability Accrual
Mesh Liability Accrual
Beginning balance	963,117
Additional charges	775,474
Cash distributions to settle disputes from Qualified Settlement Funds	(632,176)
Cash distributions to settle disputes	(19,243)
Ending balance	$ 1,087,172	$ 963,117